S-K 1602(a)(3) Forepart, Sponsor Compensation - Crown Reserve Acquisition Corp. I [Member]	Sep. 03, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	346,875
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 8
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,775,000
Private Placement Units if the Underwriters’ Over-Allotment Option is Exercised in Full [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	375,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,000,000